Acquisitions (Tables)	12 Months Ended
Oct. 31, 2021
Disclosure of detailed information about business combination [line items]
Summary of Acquisitions
Summary of acquisitions

				Consideration
	Carrying value at acquisition	Intangible assets	Goodwill	Shares	Cash	Total
	$m	$m	$m	$m	$m	$m

Acquisitions in the year ended October 31, 2021:
Full 360	(0.3)	3.4	1.0	-	3.3	3.3
Streamworx	0.2	4.4	6.2	-	9.7	9.7
	(0.1)	7.8	7.2	-	13.0	13.0
Acquisitions in the year ended October 31, 2020:
ATAR Labs	0.9	6.6	1.4	-	7.3	7.3
	0.9	6.6	1.4	-	7.3	7.3
Acquisitions in the year ended October 31, 2019:
Interset Software Inc.	0.9	61.3	26.8	-	89.0	89.0
	0.9	61.3	26.8	-	89.0	89.0

Interset Software Inc. [Member]
Disclosure of detailed information about business combination [line items]
Details of Net Assets (Liabilities) Acquired and Goodwill
		Carrying value at acquisition	Fair value adjustments	Fair value
	Note	$m	$m	$m
Intangible assets – purchased [1]	11	-	61.2	61.2
Property, plant and equipment	12	0.3	-	0.3
Other non-current assets		0.2	-	0.2
Trade and other receivables		3.8	-	3.8
Cash and cash equivalent		1.2	-	1.2
Trade and other payables		(1.5)	-	(1.5)
Finance leases obligations – short term		(0.1)	-	(0.1)
Provisions – short-term	21	(0.7)	-	(0.7)
Deferred income – short-term [2]		(2.1)	0.1	(2.0)
Deferred income – long-term [2]		(0.2)	-	(0.2)
Net assets		0.9	61.3	62.2
Goodwill (note 10)				26.8
Consideration				89.0

Consideration satisfied by:
Cash				89.0

The fair value adjustments relate to:
[1]
Purchased intangible assets of $61.2 million ($44.5 million Technology, $4.2 million Trade names, $12.5 million Customer Relationships) have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of Interset.

[2]	Deferred income has been valued taking account of the remaining performance obligations.